Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
U.S. Federal, Current Income Tax Expense (Benefit)	$ 0	$ 726	$ 14,163
U.S. Federal, Deferred Income Tax Expense (Benefit)	0	(726)	(49,281)
U.S. Federal, Net Income Tax Expense (Benefit)	0	0	(35,118)
State, Current Income Tax Expense (Benefit)	18,041	(5,805)	18,467
State, Deferred Income Tax Expense (Benefit)	0	0	0
State, Income Tax Expense (Benefit)	18,041	(5,805)	18,467
Total Current Income Tax Expense (Benefit)	18,041	(5,079)	32,630
Total Deferred Income Tax Expense (Benefit)	0	(726)	(49,281)
Total Net Income Tax Expense (Benefit)	$ 18,041	$ (5,805)	$ (16,651)